Derivative Instruments and Hedging Activities - Narrative (Details)	1 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2022 USD ($) Installment derivative_instrument	Sep. 30, 2022 USD ($) derivative_instrument transaction Installment	Sep. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) derivative_instrument Installment	Sep. 30, 2021 USD ($)	Sep. 30, 2022 EUR (€) derivative_instrument Installment	May 31, 2022 EUR (€) Installment derivative_instrument	Dec. 31, 2021 USD ($)	Aug. 31, 2019 USD ($) derivative_instrument	Aug. 31, 2019 EUR (€) derivative_instrument
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Proceeds from the termination of cross currency swap contracts				$ 24,000,000	$ 0
Hedging instruments gain (loss)		$ (4,000,000)	$ 5,000,000	(2,000,000)	9,000,000
Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Accumulated other comprehensive loss to be reclassified over next twelve months		$ 0		$ 0
Cross currency interest rate contracts | Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Number of derivative instruments held | derivative_instrument	3	3		3		3	3		3	3
Notional amount of hedged item	$ 200,000,000	$ 200,000,000		$ 200,000,000					$ 200,000,000
Fixed interest rate of hedged item	5.75%	5.75%		5.75%		5.75%	5.75%		5.75%	5.75%
Notional amount of derivative | €						€ 207,000,000	€ 188,000,000			€ 181,000,000
Weighted average interest rate	4.11%	4.30%		4.30%		4.30%	4.11%		3.73%	3.73%
Number of derivative instruments terminated | Installment	3	3		3		3	3
Proceeds from the termination of cross currency swap contracts	$ 8,000,000	$ 16,000,000
Number of transactions terminated | transaction		4
Number of new transactions | transaction		4
Hedging instruments gain (loss)				$ (2,000,000)	$ 9,000,000
Cross currency interest rate contracts | Designated as Hedges | Other Noncurrent Liabilities
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Fair value of the hedged liability		$ (2,000,000)		(2,000,000)				$ 1,000,000
Forward foreign currency contracts | Not Designated as Hedges
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Notional amount of derivative		$ 77,000,000		$ 77,000,000				$ 68,000,000
Maturity period of spot or forward exchange rate contracts				1 month